CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Class A and B Ordinary shares CNY (¥) shares	Treasury shares CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss/foreign currency translation adjustment CNY (¥)	Retained earnings CNY (¥)	Total Qudian Inc. shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2020		¥ 175,888	¥ (371,551,131)	¥ 4,007,259,660	¥ (51,419,766)	¥ 8,315,379,200	¥ 11,899,843,851	¥ 10,000,000	¥ 11,909,843,851
Beginning balance (in shares) at Dec. 31, 2020 | shares		253,005,198
Exercise of share options			25,230,547	(25,229,307)			1,240		1,240
Exercise of share options (in shares) | shares		729,625
Share-based compensation				35,344,620			35,344,620		35,344,620
Other comprehensive income (loss)					(7,577,408)		(7,577,408)		(7,577,408)
Net income/(loss)						589,074,078	589,074,078	(3,147,100)	585,926,978
Ending balance at Dec. 31, 2021		¥ 175,888	(346,320,584)	4,017,374,973	(58,997,174)	8,904,453,278	12,516,686,381	6,852,900	12,523,539,281
Ending balance (in shares) at Dec. 31, 2021 | shares		253,734,823
Repurchase of ordinary shares			(145,866,006)				(145,866,006)		(145,866,006)
Repurchase of ordinary shares (in shares) | shares		(21,696,097)
Exercise of share options			5,231,637	(5,231,496)			141		141
Exercise of share options (in shares) | shares		207,600
Share-based compensation				24,053,760			24,053,760		24,053,760
Other comprehensive income (loss)					13,036,988		13,036,988		13,036,988
Net income/(loss)						(361,964,123)	(361,964,123)	(87,833)	(362,051,956)
Changes in subsidiaries' ownership	[1]					(3,234,933)	(3,234,933)	¥ (6,765,067)	(10,000,000)
Ending balance at Dec. 31, 2022		¥ 175,888	(486,954,953)	4,036,197,237	(45,960,186)	8,539,254,222	12,042,712,208		12,042,712,208
Ending balance (in shares) at Dec. 31, 2022 | shares		232,246,326
Repurchase of ordinary shares			(420,660,053)				(420,660,053)		(420,660,053)
Repurchase of ordinary shares (in shares) | shares		(31,870,360)
Exercise of share options			7,987,486	(7,987,273)			213		213
Exercise of share options (in shares) | shares		224,925
Share-based compensation				4,935,782			4,935,782		4,935,782
Other comprehensive income (loss)					21,829,283		21,829,283		21,829,283	$ 3,074,590
Net income/(loss)						39,133,539	39,133,539		39,133,539	5,511,844
Ending balance at Dec. 31, 2023		¥ 175,888	¥ (899,627,520)	¥ 4,033,145,746	¥ (24,130,903)	¥ 8,578,387,761	¥ 11,687,950,972		¥ 11,687,950,972	$ 1,646,213,464
Ending balance (in shares) at Dec. 31, 2023 | shares		200,600,891

[1]	The subsidiary is Xiamen Beijing Wanlimu Yijie Growth Technology Co., Ltd.